Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Restricted term deposit	¥ 58,497	$ 8,014	¥ 105,182
Short-term investments	80,000	$ 10,960	200,000
Loans at fair value	359,690		420,483
Recurring Basis | Fair Value
Assets
Restricted term deposit	58,497		105,182
Short-term investments	80,000		200,000
Loans at fair value	359,690		420,483
Total assets	498,187		725,665
Liabilities
Guarantee derivative liabilities	668,610		1,357,601
Total liabilities	668,610		1,357,601
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted term deposit	58,497		105,182
Short-term investments	80,000		200,000
Total assets	138,497		305,182
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Loans at fair value	359,690		420,483
Total assets	359,690		420,483
Liabilities
Guarantee derivative liabilities	668,610		1,357,601
Total liabilities	¥ 668,610		¥ 1,357,601